Revenue (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenue [Abstract]
Number of Segment	1	1	1	1
Port charges	$ 473,092	$ 2,039,396	$ 1,681,878
Miscellaneous income				$ 1,558,887